Morgan Stanley Series Funds
522 Fifth Avenue
New York, NY 10036
October 26, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549
Attention: Larry L. Greene, Senior Counsel, Division of Investment Management

Re:	Morgan Stanley Series Funds: Morgan Stanley Commodities Alpha Fund Securities Act File No. 333-143505 Investment Company Act File No. 811-22075 Post-Effective Amendment Number 12
Dear Mr. Greene:
On behalf of Morgan Stanley Commodities Alpha Fund (“Commodities Alpha”), a series of Morgan Stanley Series Funds (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, each as amended, is the Registrant’s post-effective amendment number 12 to the Registrant’s registration statement on Form N-1A (the “Amendment”).
In connection with the anticipated merger of Morgan Stanley Natural Resource Development Securities Inc. (“Natural Resource”) into Commodities Alpha (the “Reorganization”), we are filing the Amendment to update the financial information for Commodities Alpha for its fiscal year ended July 31, 2009 and to offer a new class of shares, Class B shares, which Class B stockholders of Natural Resource will receive upon the closing of the Reorganization. The Class B shares of Commodities Alpha will have the same characteristics as the Class B shares of other Morgan Stanley open-end retail funds (the disclosure of which you have reviewed on numerous occasions), except that Class B shares of Commodities Alpha will be closed to new investors.
Natural Resource hopes to be able to mail to its stockholders the definitive proxy statement and accompanying documents in connection with the Reorganization on or about November 23, 2009. In order to include the updated Commodities Alpha prospectus included in the Amendment in this mailing to stockholders of Natural Resource, we respectfully request your expedited review of the Amendment so that we would be in a position to file post-effective amendment number 13 to the Registrant’s registration statement on Form N-1A under Rule 485(b) under the Securities Act to respond to any SEC staff comments to the Amendment and include any updated financial information not included herewith prior to November 18, 2009. We will then request acceleration of the effective date of the Amendment to November 18, 2009. We understand the tight timeframe of the expedited review we are requesting, but believe that it is reasonable under the circumstances and would greatly facilitate the proposed Reorganization.

October 26, 2009

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at 212.296.6982 (tel) or 212.404.4691 (fax) or Sheelyn M. Michael at 212.698.3623 (tel) or 212.698.3599 (fax).
Very truly yours,
/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.

cc:	Richard Pfordte Frank Donaty